Information by Segment - Entity-wide disclosures (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenues	€ 489,302	€ 421,788	[1]	€ 386,560	[1]
Non-current assets excluding deferred tax assets and financial instruments	1,448,420	1,190,256		1,026,023
France [member]
Disclosure of geographical areas [line items]
Revenues	86,180	68,816		62,007
Non-current assets excluding deferred tax assets and financial instruments	261,558	223,917		189,926
Germany [member]
Disclosure of geographical areas [line items]
Revenues	106,069	84,449		68,568
Non-current assets excluding deferred tax assets and financial instruments	374,893	281,935		231,309
Netherlands [member]
Disclosure of geographical areas [line items]
Revenues	80,411	70,678		65,225
Non-current assets excluding deferred tax assets and financial instruments	373,390	286,604		235,270
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	45,977	45,831		51,114
Non-current assets excluding deferred tax assets and financial instruments	87,955	81,156		96,747
Other countries [member]
Disclosure of geographical areas [line items]
Revenues	170,665	152,014		139,646
Non-current assets excluding deferred tax assets and financial instruments	€ 350,624	€ 316,644		€ 272,771

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.